Financial and capital risks management (Fair value measurements) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial and capital risks management [line items]
Assets	¥ 396,589,511	¥ 314,839,739	[1]
Liabilities	288,974,907	212,653,002	[1]
At fair value [member]
Financial and capital risks management [line items]
Assets	1,202,462	2,199,036
Liabilities	210,664	334,738
At fair value [member] | Financial liabilities at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Liabilities	125	619
At fair value [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Liabilities	210,539	334,119
At fair value [member] | Financial assets at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Assets	2,726	5,881
At fair value [member] | Financial assets at fair value through profit or loss, Contingent consideration (Note 40) [member]
Financial and capital risks management [line items]
Assets	859,547
At fair value [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Assets	330,966	372,442
At fair value [member] | Available-for-sale financial assets, Equity securities (Note 10) [member]
Financial and capital risks management [line items]
Assets	9,223	1,820,713
At fair value [member] | Level 1 [member]
Financial and capital risks management [line items]
Assets	9,223	1,820,713
Liabilities	0	0
At fair value [member] | Level 1 [member] | Financial liabilities at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Liabilities	0	0
At fair value [member] | Level 1 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Liabilities	0	0
At fair value [member] | Level 1 [member] | Financial assets at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Assets	0	0
At fair value [member] | Level 1 [member] | Financial assets at fair value through profit or loss, Contingent consideration (Note 40) [member]
Financial and capital risks management [line items]
Assets	0
At fair value [member] | Level 1 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Assets	0	0
At fair value [member] | Level 1 [member] | Available-for-sale financial assets, Equity securities (Note 10) [member]
Financial and capital risks management [line items]
Assets	9,223	1,820,713
At fair value [member] | Level 2 [member]
Financial and capital risks management [line items]
Assets	333,692	378,323
Liabilities	210,664	334,738
At fair value [member] | Level 2 [member] | Financial liabilities at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Liabilities	125	619
At fair value [member] | Level 2 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Liabilities	210,539	334,119
At fair value [member] | Level 2 [member] | Financial assets at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Assets	2,726	5,881
At fair value [member] | Level 2 [member] | Financial assets at fair value through profit or loss, Contingent consideration (Note 40) [member]
Financial and capital risks management [line items]
Assets	0
At fair value [member] | Level 2 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Assets	330,966	372,442
At fair value [member] | Level 2 [member] | Available-for-sale financial assets, Equity securities (Note 10) [member]
Financial and capital risks management [line items]
Assets	0	0
At fair value [member] | Level 3 [member]
Financial and capital risks management [line items]
Assets	859,547	0
Liabilities	0	0
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Liabilities	0	0
At fair value [member] | Level 3 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Liabilities	0	0
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss, Trading derivatives (Note 14) [member]
Financial and capital risks management [line items]
Assets	0	0
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss, Contingent consideration (Note 40) [member]
Financial and capital risks management [line items]
Assets	859,547	0
At fair value [member] | Level 3 [member] | Derivatives used for hedging (Note 14) [member]
Financial and capital risks management [line items]
Assets	0	0
At fair value [member] | Level 3 [member] | Available-for-sale financial assets, Equity securities (Note 10) [member]
Financial and capital risks management [line items]
Assets	¥ 0	¥ 0

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.